Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Long-term Debt

($ millions)	2023	2022
Revolving bank debt	1,932.9	—
Bank term loan	750.0	—
Senior guaranteed notes	883.4	1,441.5
Long-term debt	3,566.3	1,441.5
Long-term debt due within one year	380.0	538.7
Long-term debt due beyond one year	3,186.3	902.8
The following table summarizes the Company's senior guaranteed notes:

Principal ($ millions)	Coupon Rate	Hedged Principal (1) (Cdn$ millions)	Unhedged Principal (2) (Cdn$ millions)	Interest Payment Dates	Maturity Date	Financial statement carrying value
						2023	2022
US$61.5	4.12%	—	—	October 11 and April 11	April 11, 2023	—	83.2
Cdn$80.0	3.58%	—	—	October 11 and April 11	April 11, 2023	—	80.0
Cdn$10.0	4.11%	—	—	December 12 and June 12	June 12, 2023	—	10.0
US$270.0	3.78%	—	—	December 12 and June 12	June 12, 2023	—	365.5
Cdn$40.0	3.85%	40.0	—	December 20 and June 20	June 20, 2024	40.0	40.0
US$257.5	3.75%	276.4	—	December 20 and June 20	June 20, 2024	340.0	348.5
US$82.0	4.30%	67.9	39.6	October 11 and April 11	April 11, 2025	108.3	111.0
Cdn$65.0	3.94%	65.0	—	October 22 and April 22	April 22, 2025	65.0	65.0
US$230.0	4.08%	262.6	29.7	October 22 and April 22	April 22, 2025	303.7	311.3
US$20.0	4.18%	—	26.4	October 22 and April 22	April 22, 2027	26.4	27.0
Senior guaranteed notes		711.9	95.7			883.4	1,441.5
Due within one year		316.4	—			380.0	538.7
Due beyond one year		395.5	95.7			503.4	902.8
(1)Includes underlying derivatives which fix the Company's foreign exchange exposure on its US dollar senior guaranteed notes or represents the Canadian dollar principal on Canadian dollar denominated senior guaranteed notes.
(2)Includes the principal balance translated at the period end foreign exchange rate on US dollar senior guaranteed notes that do not have underlying CCS